Note 27 - Earnings Per Share - Components of Earning Per Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
BASIC EARNINGS PER SHARE
Profit as per consolidated statement of income	$ 509,276	$ 446,412
Dividend to preferred shareholders - net of tax	8,364	1,218
Earnings available to shareholders	$ 500,912	$ 445,194
Basic weighted average shares outstanding (in shares)	147,039,737	147,589,186
Basic earnings per share available to shareholders (in CAD per share)	$ 3.41	$ 3.02
DILUTED EARNINGS PER SHARE
Earnings available to shareholders	$ 500,912	$ 445,194
Increase (decrease) through conversion of convertible instruments, equity	22,407	12,776
Adjusted earnings available to shareholders	$ 523,319	$ 457,970
Basic weighted average shares outstanding (in shares)	147,039,737	147,589,186
Restricted share and performance bonus grants (in shares)	2,924,587	2,945,119
Deferred share grants (in shares)	95,536	81,176
Convertible debentures (in shares)	49,979,055	38,804,494	[1]
Shares outstanding on a diluted basis (in shares)	200,038,914	189,419,975
Diluted earnings per share available to shareholders (in CAD per share)	$ 2.62	$ 2.42

[1]	The assumed conversion into shares results in an anti-dilutive position in the prior year; therefore, this item has not been included in the computation of dilutive earnings per share.